UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class C : FCSRX

This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 178	1.70%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, financial markets broadly gained amid a resilient economy, the promise of generative artificial intelligence and the U.S. Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. As a result, interest-rate sensitive segments of the market, including real estate investment trusts, preferred stocks and infrastructure securities, were particularly strong performers.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Outsized exposure coupled with solid picks among commodity equities and real estate income securities contributed to relative performance.
•A small out-of-index stake in infrastructure stocks also added value, as these securities benefited from the market's growing expectation that the Fed would cut rates, as it ultimately did this period.
•In contrast, an underweight in REITs was the biggest relative detractor, given the segment's strong result. Subpar investment choices in the category also hurt.
•Notable positioning changes included modestly increased exposure to cash, infrastructure, real estate income and Treasury Inflation-Protected Securities. Meanwhile, the portfolio's allocations to commodity futures and floating-rate loans decreased.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	8.77%	4.77%	2.79%
Class C	9.77%	4.77%	2.79%
Fidelity Strategic Real Return Composite Index℠	10.68%	5.81%	3.72%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index	9.79%	2.62%	2.54%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$506,480,321
Number of Holdings	400
Total Advisory Fee	$3,117,645
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.2
Fidelity Commodity Strategy Central Fund	14.7
US Treasury Bonds	4.5
Exxon Mobil Corp	1.1
Equinix Inc	0.9
Prologis Inc	0.9
Shell PLC	0.8
Archer-Daniels-Midland Co	0.7
Teck Resources Ltd Class B	0.7
Ventas Inc	0.7
44.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913754.100    1488-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class I : FSIRX

This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 74	0.70%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, financial markets broadly gained amid a resilient economy, the promise of generative artificial intelligence and the U.S. Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. As a result, interest-rate sensitive segments of the market, including real estate investment trusts, preferred stocks and infrastructure securities, were particularly strong performers.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Outsized exposure coupled with solid picks among commodity equities and real estate income securities contributed to relative performance.
•A small out-of-index stake in infrastructure stocks also added value, as these securities benefited from the market's growing expectation that the Fed would cut rates, as it ultimately did this period.
•In contrast, an underweight in REITs was the biggest relative detractor, given the segment's strong result. Subpar investment choices in the category also hurt.
•Notable positioning changes included modestly increased exposure to cash, infrastructure, real estate income and Treasury Inflation-Protected Securities. Meanwhile, the portfolio's allocations to commodity futures and floating-rate loans decreased.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	10.94%	5.84%	3.69%
Fidelity Strategic Real Return Composite Index℠	10.68%	5.81%	3.72%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index	9.79%	2.62%	2.54%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$506,480,321
Number of Holdings	400
Total Advisory Fee	$3,117,645
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.2
Fidelity Commodity Strategy Central Fund	14.7
US Treasury Bonds	4.5
Exxon Mobil Corp	1.1
Equinix Inc	0.9
Prologis Inc	0.9
Shell PLC	0.8
Archer-Daniels-Midland Co	0.7
Teck Resources Ltd Class B	0.7
Ventas Inc	0.7
44.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913756.100    1490-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class A : FSRAX

This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 100	0.95%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, financial markets broadly gained amid a resilient economy, the promise of generative artificial intelligence and the U.S. Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. As a result, interest-rate sensitive segments of the market, including real estate investment trusts, preferred stocks and infrastructure securities, were particularly strong performers.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Outsized exposure coupled with solid picks among commodity equities and real estate income securities contributed to relative performance.
•A small out-of-index stake in infrastructure stocks also added value, as these securities benefited from the market's growing expectation that the Fed would cut rates, as it ultimately did this period.
•In contrast, an underweight in REITs was the biggest relative detractor, given the segment's strong result. Subpar investment choices in the category also hurt.
•Notable positioning changes included modestly increased exposure to cash, infrastructure, real estate income and Treasury Inflation-Protected Securities. Meanwhile, the portfolio's allocations to commodity futures and floating-rate loans decreased.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	6.27%	4.68%	3.00%
Class A (without 4.00% sales charge)	10.70%	5.54%	3.42%
Fidelity Strategic Real Return Composite Index℠	10.68%	5.81%	3.72%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index	9.79%	2.62%	2.54%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$506,480,321
Number of Holdings	400
Total Advisory Fee	$3,117,645
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.2
Fidelity Commodity Strategy Central Fund	14.7
US Treasury Bonds	4.5
Exxon Mobil Corp	1.1
Equinix Inc	0.9
Prologis Inc	0.9
Shell PLC	0.8
Archer-Daniels-Midland Co	0.7
Teck Resources Ltd Class B	0.7
Ventas Inc	0.7
44.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913753.100    1486-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Strategic Real Return Fund Fidelity® Strategic Real Return Fund Class K6 : FSRKX

This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 53	0.51%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, financial markets broadly gained amid a resilient economy, the promise of generative artificial intelligence and the U.S. Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. As a result, interest-rate sensitive segments of the market, including real estate investment trusts, preferred stocks and infrastructure securities, were particularly strong performers.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Outsized exposure coupled with solid picks among commodity equities and real estate income securities contributed to relative performance.
•A small out-of-index stake in infrastructure stocks also added value, as these securities benefited from the market's growing expectation that the Fed would cut rates, as it ultimately did this period.
•In contrast, an underweight in REITs was the biggest relative detractor, given the segment's strong result. Subpar investment choices in the category also hurt.
•Notable positioning changes included modestly increased exposure to cash, infrastructure, real estate income and Treasury Inflation-Protected Securities. Meanwhile, the portfolio's allocations to commodity futures and floating-rate loans decreased.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2019 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	11.18%	6.04%
Fidelity Strategic Real Return Composite Index℠	10.68%	5.81%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index	9.79%	2.49%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.21%
A   From October 8, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$506,480,321
Number of Holdings	400
Total Advisory Fee	$3,117,645
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.2
Fidelity Commodity Strategy Central Fund	14.7
US Treasury Bonds	4.5
Exxon Mobil Corp	1.1
Equinix Inc	0.9
Prologis Inc	0.9
Shell PLC	0.8
Archer-Daniels-Midland Co	0.7
Teck Resources Ltd Class B	0.7
Ventas Inc	0.7
44.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913759.100    5020-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class Z : FIQDX

This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.61%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, financial markets broadly gained amid a resilient economy, the promise of generative artificial intelligence and the U.S. Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. As a result, interest-rate sensitive segments of the market, including real estate investment trusts, preferred stocks and infrastructure securities, were particularly strong performers.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Outsized exposure coupled with solid picks among commodity equities and real estate income securities contributed to relative performance.
•A small out-of-index stake in infrastructure stocks also added value, as these securities benefited from the market's growing expectation that the Fed would cut rates, as it ultimately did this period.
•In contrast, an underweight in REITs was the biggest relative detractor, given the segment's strong result. Subpar investment choices in the category also hurt.
•Notable positioning changes included modestly increased exposure to cash, infrastructure, real estate income and Treasury Inflation-Protected Securities. Meanwhile, the portfolio's allocations to commodity futures and floating-rate loans decreased.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	11.14%	5.93%	5.40%
Fidelity Strategic Real Return Composite Index℠	10.68%	5.81%	5.46%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index	9.79%	2.62%	3.37%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.92%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$506,480,321
Number of Holdings	400
Total Advisory Fee	$3,117,645
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.2
Fidelity Commodity Strategy Central Fund	14.7
US Treasury Bonds	4.5
Exxon Mobil Corp	1.1
Equinix Inc	0.9
Prologis Inc	0.9
Shell PLC	0.8
Archer-Daniels-Midland Co	0.7
Teck Resources Ltd Class B	0.7
Ventas Inc	0.7
44.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913758.100    3262-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class M : FSRTX

This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.95%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, financial markets broadly gained amid a resilient economy, the promise of generative artificial intelligence and the U.S. Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. As a result, interest-rate sensitive segments of the market, including real estate investment trusts, preferred stocks and infrastructure securities, were particularly strong performers.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Outsized exposure coupled with solid picks among commodity equities and real estate income securities contributed to relative performance.
•A small out-of-index stake in infrastructure stocks also added value, as these securities benefited from the market's growing expectation that the Fed would cut rates, as it ultimately did this period.
•In contrast, an underweight in REITs was the biggest relative detractor, given the segment's strong result. Subpar investment choices in the category also hurt.
•Notable positioning changes included modestly increased exposure to cash, infrastructure, real estate income and Treasury Inflation-Protected Securities. Meanwhile, the portfolio's allocations to commodity futures and floating-rate loans decreased.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	6.27%	4.70%	2.98%
Class M (without 4.00% sales charge)	10.70%	5.56%	3.40%
Fidelity Strategic Real Return Composite Index℠	10.68%	5.81%	3.72%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index	9.79%	2.62%	2.54%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$506,480,321
Number of Holdings	400
Total Advisory Fee	$3,117,645
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.2
Fidelity Commodity Strategy Central Fund	14.7
US Treasury Bonds	4.5
Exxon Mobil Corp	1.1
Equinix Inc	0.9
Prologis Inc	0.9
Shell PLC	0.8
Archer-Daniels-Midland Co	0.7
Teck Resources Ltd Class B	0.7
Ventas Inc	0.7
44.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913755.100    1489-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Strategic Real Return Fund Fidelity® Strategic Real Return Fund : FSRRX

This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Real Return Fund	$ 73	0.70%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, financial markets broadly gained amid a resilient economy, the promise of generative artificial intelligence and the U.S. Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. As a result, interest-rate sensitive segments of the market, including real estate investment trusts, preferred stocks and infrastructure securities, were particularly strong performers.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Outsized exposure coupled with solid picks among commodity equities and real estate income securities contributed to relative performance.
•A small out-of-index stake in infrastructure stocks also added value, as these securities benefited from the market's growing expectation that the Fed would cut rates, as it ultimately did this period.
•In contrast, an underweight in REITs was the biggest relative detractor, given the segment's strong result. Subpar investment choices in the category also hurt.
•Notable positioning changes included modestly increased exposure to cash, infrastructure, real estate income and Treasury Inflation-Protected Securities. Meanwhile, the portfolio's allocations to commodity futures and floating-rate loans decreased.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Strategic Real Return Fund	10.93%	5.80%	3.68%
Fidelity Strategic Real Return Composite Index℠	10.68%	5.81%	3.72%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index	9.79%	2.62%	2.54%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$506,480,321
Number of Holdings	400
Total Advisory Fee	$3,117,645
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.2
Fidelity Commodity Strategy Central Fund	14.7
US Treasury Bonds	4.5
Exxon Mobil Corp	1.1
Equinix Inc	0.9
Prologis Inc	0.9
Shell PLC	0.8
Archer-Daniels-Midland Co	0.7
Teck Resources Ltd Class B	0.7
Ventas Inc	0.7
44.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913757.100    1505-TSRA-1124

Item 2.

Code of Ethics

As of the end of the period, September 30, 2024, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Strategic Real Return Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$87,100	$-	$8,300	$1,900

September 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$87,400	$-	$8,100	$2,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2024A	September 30, 2023A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2024A	September 30, 2023A
Deloitte Entities	$5,195,200	$3,991,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Strategic Real Return Fund

Annual Report
September 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Strategic Real Return Fund
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 3.9%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Hilton Domestic Operating Co., Inc. 4% 5/1/31 (b)	350,000	327,270
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)	395,000	358,522
Hyatt Hotels Corp. 5.5% 6/30/34	100,000	102,199
Times Square Hotel Trust 8.528% 8/1/26 (b)	130,328	130,921
		918,912
Household Durables - 0.0%
LGI Homes, Inc. 4% 7/15/29 (b)	170,000	157,415
TRI Pointe Homes, Inc. 5.25% 6/1/27	100,000	100,093
		257,508
TOTAL CONSUMER DISCRETIONARY		1,176,420
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/28 (b)	250,000	279,015
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
PennyMac Mortgage Investment Trust Series B, U.S. TREASURY 3 MO INDEX + 5.990% 8.00% (c)(d)	4,200	104,076
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP 3.2% 12/1/31	250,000	220,032
REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Agree LP 5.625% 6/15/34	3,000	3,138
American Homes 4 Rent LP:
2.375% 7/15/31	750,000	644,156
3.625% 4/15/32	1,000,000	924,431
American Tower Corp.:
2.7% 4/15/31	750,000	669,509
4.05% 3/15/32	750,000	720,183
5.55% 7/15/33	250,000	261,947
Brixmor Operating Partnership LP 4.05% 7/1/30	350,000	340,301
CBL & Associates LP 5.95% (e)(f)	132,000	0
Crown Castle, Inc.:
2.25% 1/15/31	1,250,000	1,083,900
2.5% 7/15/31	500,000	435,160
3.8% 2/15/28	100,000	98,162
EPR Properties:
3.6% 11/15/31	250,000	222,858
4.95% 4/15/28	250,000	247,774
Equinix, Inc.:
2.15% 7/15/30	500,000	441,921
3.9% 4/15/32	250,000	239,388
GLP Capital LP/GLP Financing II, Inc.:
3.25% 1/15/32	250,000	221,162
4% 1/15/31	500,000	468,713
5.3% 1/15/29	1,000,000	1,016,988
5.625% 9/15/34	100,000	102,117
6.25% 9/15/54	100,000	105,671
Invitation Homes Operating Partnership LP:
2% 8/15/31	750,000	629,474
4.15% 4/15/32	1,000,000	955,208
MPT Operating Partnership LP/MPT Finance Corp. 4.625% 8/1/29	915,000	735,964
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	500,000	455,579
4.5% 4/1/27	83,000	82,587
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	40,000	41,579
Public Storage Operating Co. 5.1% 8/1/33	500,000	518,527
Realty Income Corp. 4% 7/15/29	250,000	246,116
Safehold Operating Partnership LP 6.1% 4/1/34	500,000	528,407
SBA Communications Corp. 3.125% 2/1/29	500,000	462,147
Sun Communities Operating LP:
2.7% 7/15/31	1,000,000	874,430
4.2% 4/15/32	4,000	3,779
5.7% 1/15/33	250,000	257,712
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	105,000	89,557
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.5% 2/15/29 (b)	235,000	204,063
10.5% 2/15/28 (b)	235,000	250,840
Ventas Realty LP 4.75% 11/15/30	250,000	252,292
VICI Properties LP 5.125% 5/15/32	1,250,000	1,255,080
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (b)	500,000	490,495
Welltower OP LLC 3.85% 6/15/32	500,000	475,846
Weyerhaeuser Co. 4% 4/15/30	250,000	244,989
		17,302,150
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/34	150,000	150,476
Cushman & Wakefield U.S. Borrower LLC 6.75% 5/15/28 (b)	285,000	287,585
Extra Space Storage LP 2.35% 3/15/32	500,000	421,994
		860,055
TOTAL REAL ESTATE		18,162,205
TOTAL NONCONVERTIBLE BONDS (Cost $19,997,778)		19,941,748

U.S. Treasury Inflation-Protected Obligations - 23.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	1,502,926	950,311
0.125% 2/15/52	2,508,400	1,562,427
0.625% 2/15/43	2,280,606	1,832,584
0.75% 2/15/42	79,345	66,203
0.75% 2/15/45	1,856,665	1,485,734
0.875% 2/15/47	681,479	547,830
1% 2/15/46	813,745	678,801
1% 2/15/48	1,133,937	932,729
1% 2/15/49	2,474,960	2,021,309
1.375% 2/15/44	3,090,630	2,821,715
1.75% 1/15/28	663,623	669,156
2.125% 2/15/40	1,155,476	1,206,852
2.125% 2/15/41	1,400,402	1,466,623
2.125% 2/15/54	1,342,593	1,397,417
2.375% 1/15/27	937,392	952,911
2.5% 1/15/29	906,847	946,002
3.375% 4/15/32	35,441	40,056
3.625% 4/15/28	1,730,810	1,855,241
U.S. Treasury Inflation-Indexed Notes:
0.125% 10/15/25	3,677,936	3,606,701
0.125% 4/15/26	3,186,779	3,098,530
0.125% 7/15/26	2,738,603	2,669,895
0.125% 10/15/26	2,215,810	2,154,920
0.125% 4/15/27	5,837,465	5,620,530
0.125% 1/15/30	3,695,738	3,449,276
0.125% 7/15/30	3,474,298	3,231,781
0.125% 1/15/31	4,071,971	3,742,920
0.125% 7/15/31	4,583,964	4,195,010
0.125% 1/15/32	4,118,925	3,724,193
0.25% 7/15/29	4,504,245	4,274,758
0.375% 1/15/27	5,082,174	4,938,342
0.375% 7/15/27	2,441,810	2,374,806
0.5% 1/15/28	7,213,637	6,985,833
0.625% 1/15/26	3,894,502	3,820,079
0.625% 7/15/32	4,611,748	4,319,960
0.75% 7/15/28	4,305,514	4,210,928
0.875% 1/15/29	2,744,255	2,679,695
1.125% 1/15/33	5,026,274	4,851,775
1.25% 4/15/28	2,223,117	2,202,591
1.375% 7/15/33	3,914,833	3,860,845
1.5% 2/15/53	1,460,247	1,321,544
1.625% 10/15/27	1,422,839	1,432,420
1.75% 1/15/34	4,850,252	4,906,451
1.875% 7/15/34	3,097,447	3,174,307
2.125% 4/15/29	3,442,274	3,538,708
2.375% 10/15/28	3,850,950	4,000,328
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $125,304,096)		119,821,027

Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(c)(f)(g)	132,982	1
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	85,000	81,490
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (b)	84,330	70,829
Series 2021-2 Class G, 4.505% 12/17/26 (b)	181,608	167,707
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/39 (b)	100,000	92,514
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (b)	250,000	246,922
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (b)	221,000	224,185
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (b)	201,000	203,988
Class E2, 6.863% 6/17/39 (b)	336,000	340,102
Progress Residential Trust:
Series 2021-SFR6 Class F, 3.422% 7/17/38 (b)	100,000	94,823
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (b)	100,000	96,102
Retained Vantage Data Ctrs Iss Series 2024-1A:
Class A2, 4.992% 9/15/49 (b)	53,000	52,958
Class B, 5.775% 9/15/49 (b)	121,000	120,250
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 9.5965% 5/17/39 (b)(c)(d)	500,000	492,275
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (b)	238,000	236,320
Class E2, 5.739% 4/17/39 (b)	295,000	293,921
TOTAL ASSET-BACKED SECURITIES (Cost $2,833,541)		2,814,387

Commercial Mortgage Securities - 4.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust floater Series 2021-JACX Class E, CME Term SOFR 1 Month Index + 3.860% 8.9615% 9/15/38 (b)(c)(d)	106,000	82,551
BANK:
sequential payer:
Series 2021-BN35 Class A5, 2.285% 6/15/64	134,000	116,418
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	180,000	128,452
Class E, 2.5% 6/15/55 (b)	141,000	94,264
Series 2022-BNK44, Class A5, 5.936% 11/15/55 (c)	100,000	108,164
Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (c)	264,000	129,073
Series 2021-BN38 Class C, 3.3249% 12/15/64 (c)	554,000	444,118
Series 2022-BNK41, Class C, 3.9164% 4/15/65 (c)	567,000	462,542
Series 2022-BNK42 Class C, 4.88% 6/15/55 (c)	500,000	450,415
BBCMS Mortgage Trust:
sequential payer Series 2022-C17 Class D, 2.5% 9/15/55 (b)	163,000	108,518
Series 2020-C7 Class C, 3.7143% 4/15/53 (c)	500,000	373,902
Series 2022-C15, Class A5, 3.662% 4/15/55	178,000	165,918
Series 2022-C16 Class C, 4.6% 6/15/55 (c)	750,000	620,595
Benchmark Mortgage Trust:
sequential payer Series 2022-B36 Class A5, 4.4699% 7/15/55	100,000	99,108
Series 2020-B18 Class AGNG, 4.5348% 7/15/53 (b)(c)	63,000	58,266
Series 2020-IG2 Class D, 3.4028% 9/15/48 (b)(c)	417,000	160,783
Series 2022-B36 Class D, 2.5% 7/15/55 (b)	250,000	157,722
Series 2023-C5 Class B, 6.6961% 6/15/56 (c)	250,000	269,352
BMO Mortgage Trust Series 2022-C1:
Class 360D, 4.0699% 2/17/55 (b)(c)	84,000	60,295
Class 360E, 4.0699% 2/17/55 (b)(c)	105,000	71,661
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class F, CME Term SOFR 1 Month Index + 3.330% 8.4305% 12/15/38 (b)(c)(d)	208,394	205,023
Series 2021-PAC Class G, CME Term SOFR 1 Month Index + 3.060% 8.1576% 10/15/36 (b)(c)(d)	198,000	193,436
Series 2021-SOAR:
Class F, CME Term SOFR 1 Month Index + 2.460% 7.5615% 6/15/38 (b)(c)(d)	419,957	417,858
Class J, CME Term SOFR 1 Month Index + 3.860% 8.9615% 6/15/38 (b)(c)(d)	526,043	520,629
Series 2021-VINO:
Class F, CME Term SOFR 1 Month Index + 2.910% 8.0138% 5/15/38 (b)(c)(d)	240,077	237,076
Class G, CME Term SOFR 1 Month Index + 4.060% 9.1638% 5/15/38 (b)(c)(d)	144,911	142,955
Series 2021-VOLT:
Class F, CME Term SOFR 1 Month Index + 2.510% 7.611% 9/15/36 (b)(c)(d)	100,000	99,250
Class G, CME Term SOFR 1 Month Index + 2.960% 8.061% 9/15/36 (b)(c)(d)	105,000	102,999
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 8.4465% 1/15/39 (b)(c)(d)	100,000	98,684
Class G, CME Term SOFR 1 Month Index + 4.200% 9.2965% 1/15/39 (b)(c)(d)	100,000	98,694
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(c)	284,000	254,271
Series 2020-VIVA Class E, 3.667% 3/11/44 (b)(c)	789,000	676,869
BX Trust floater:
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.2115% 1/15/34 (b)(c)(d)	235,200	230,904
Class G, CME Term SOFR 1 Month Index + 4.010% 9.1115% 1/15/34 (b)(c)(d)	119,000	116,039
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.3955% 1/15/39 (b)(c)(d)	157,000	154,449
Series 2024-VLT4:
Class E, CME Term SOFR 1 Month Index + 2.880% 7.9859% 7/15/29 (b)(c)(d)	200,000	199,500
Class F, CME Term SOFR 1 Month Index + 3.930% 9.0344% 7/15/29 (b)(c)(d)	500,000	494,999
CD Mortgage Trust Series 2017-CD4:
Class C, 4.3497% 5/10/50 (c)	232,000	207,115
Class D, 3.3% 5/10/50 (b)	56,000	45,321
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 6.0475% 10/12/40 (b)(c)	250,000	251,966
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	150,000	130,650
Series 2012-CR1 Class G, 2.462% 5/15/45 (b)(f)	34,183	449
Computershare Corporate Trust Series 2020-C58 Class C, 3.162% 7/15/53	1,000,000	801,636
Cone Trust floater Series 2024-DFW1 Class E, CME Term SOFR 1 Month Index + 3.880% 8.985% 8/15/41 (b)(c)(d)	200,000	199,666
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.430% 9.5279% 6/15/34 (b)(d)(f)	80,000	27,324
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/52 (c)	750,000	662,451
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class F, CME Term SOFR 1 Month Index + 2.780% 7.8785% 11/15/38 (b)(c)(d)	478,443	475,453
Class J, CME Term SOFR 1 Month Index + 3.720% 8.8264% 11/15/38 (b)(c)(d)	209,756	203,710
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0.000% 5.6546% 7/5/41 (b)(c)(d)	200,000	204,851
GS Mortgage Securities Trust Series 2011-GC5:
Class E, 5.2974% 8/10/44 (b)(c)(f)	63,000	7,103
Class F, 4.5% 8/10/44 (b)(f)	42,000	126
Gs Mtg Securities Corp. Trust 2024-Rvr sequential payer Series 2024-RVR Class A, 5.3716% 8/10/29 (b)(c)	200,000	201,019
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.3333% 11/5/38 (b)(c)	900,000	865,010
Class F, 4.3333% 11/5/38 (b)(c)	163,000	155,448
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	100,000	94,219
J P Morgan Chase Commercial Mtg Securities Series 2024-OMNI Class E, 5.7972% 10/5/39 (b)(c)	100,000	96,207
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 9.2255% 9/15/39 (b)(c)(d)	330,000	330,009
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	54,000	51,593
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2021-MHC Class F, CME Term SOFR 1 Month Index + 3.310% 8.4115% 4/15/38 (b)(c)(d)	210,000	208,031
sequential payer Series 2021-1MEM Class E, 2.742% 10/9/42 (b)(c)	100,000	60,406
Series 2011-C3 Class E, 5.7092% 2/15/46 (b)(c)	200,000	76,002
Series 2012-CBX Class G 4% 6/15/45 (b)(f)	151,000	85,156
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.1645% 8/15/38 (b)(c)(d)	99,185	94,885
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 7.8124% 4/15/38 (b)(c)(d)	83,888	83,363
Class G, CME Term SOFR 1 Month Index + 3.310% 8.4124% 4/15/38 (b)(c)(d)	167,775	166,108
MHP Commercial Mortgage Trust floater:
Series 2021-STOR:
Class G, CME Term SOFR 1 Month Index + 2.860% 7.9615% 7/15/38 (b)(c)(d)	105,000	104,147
Class J, CME Term SOFR 1 Month Index + 4.060% 9.1615% 7/15/38 (b)(c)(d)	100,000	98,854
Series 2022-MHIL Class F, CME Term SOFR 1 Month Index + 3.250% 8.3557% 1/15/27 (b)(c)(d)	91,161	90,193
Morgan Stanley Capital I Trust:
sequential payer Series 2021-L5 Class C, 3.156% 5/15/54	513,000	413,369
Series 2011-C2:
Class D, 5.385% 6/15/44 (b)(c)	158,799	151,654
Class XB, 0.5168% 6/15/44 (b)(c)(g)	5,182,447	18,005
Series 2011-C3 Class G, 5.1074% 7/15/49 (b)(c)	112,000	96,373
Series 2017-H1 Class C, 4.281% 6/15/50	231,000	205,691
Series 2020-L4, Class C, 3.536% 2/15/53	542,000	460,734
Morgan Stanley Capital I Trust 2024-N Series 2024-NSTB Class B, 3.9% 9/20/32 (b)(c)	162,000	152,510
MSWF Commercial Mortgage Trust sequential payer Series 2023-1 Class B, 6.9056% 5/15/56 (c)	250,000	272,711
OPEN Trust sequential payer Series 2023-AIR Class D, CME Term SOFR 1 Month Index + 6.680% 12.0206% 10/15/28 (b)(c)(d)	221,588	222,696
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.6095% 10/15/36 (b)(c)(d)	202,800	200,202
Class J, CME Term SOFR 1 Month Index + 3.460% 8.5575% 10/15/36 (b)(c)(d)	60,450	59,050
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, CME Term SOFR 1 Month Index + 2.710% 7.8115% 7/15/38 (b)(c)(d)	100,000	78,291
Class G, CME Term SOFR 1 Month Index + 4.460% 9.5615% 7/15/38 (b)(c)(d)(f)	100,000	61,573
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/26/70 (b)	350,000	278,075
Prima Capital Ltd. floater Series 2021-9A Class C, CME Term SOFR 1 Month Index + 2.460% 7.4293% 12/15/37 (b)(c)(d)	112,697	112,784
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	136,077	140,210
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/37 (b)(c)	150,000	126,703
Shr Trust 2024-Lxry floater Series 2024-LXRY Class D, CME Term SOFR 1 Month Index + 3.600% 8.6% 10/15/41 (b)(c)(d)	112,000	112,000
SREIT Trust floater:
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.4773% 10/15/38 (b)(c)(d)	198,000	192,562
Series 2021-MFP Class G, CME Term SOFR 1 Month Index + 3.080% 8.1848% 11/15/38 (b)(c)(d)	120,565	118,353
Series 2021-MFP2:
Class F, CME Term SOFR 1 Month Index + 2.730% 7.8297% 11/15/36 (b)(c)(d)	100,000	99,125
Class J, CME Term SOFR 1 Month Index + 4.020% 9.127% 11/15/36 (b)(c)(d)	128,000	125,064
Series 2021-PALM Class G, CME Term SOFR 1 Month Index + 3.730% 8.8276% 10/15/34 (b)(c)(d)	164,000	161,639
STWD Trust floater sequential payer Series 2021-LIH:
Class F, CME Term SOFR 1 Month Index + 3.660% 8.762% 11/15/36 (b)(c)(d)	100,000	98,156
Class G, CME Term SOFR 1 Month Index + 4.310% 9.411% 11/15/36 (b)(c)(d)	42,000	40,865
TPGI Trust floater Series 2021-DGWD Class E, CME Term SOFR 1 Month Index + 2.460% 7.5645% 6/15/26 (b)(c)(d)	402,400	399,783
Wells Fargo Commercial Mortgage Trust:
Series 2018-C44 Class D, 3% 5/15/51 (b)	535,000	399,913
Series 2019-C52:
Class B, 3.375% 8/15/52	785,000	696,665
Class C, 3.561% 8/15/52	100,000	83,246
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1977% 3/15/45 (b)(c)	220,000	139,118
WFCM Series 2022-C62:
Class C, 4.4964% 4/15/55 (c)	500,000	418,871
Class D, 2.5% 4/15/55 (b)	294,000	190,519
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/35 (b)(c)	140,000	118,203
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,905,365)		20,928,936

Common Stocks - 14.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	4,498	98,956
Cellnex Telecom SA (b)	5,440	220,553
Helios Towers PLC (h)	49,758	76,236
		395,745
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	1,048	216,265
TOTAL COMMUNICATION SERVICES		612,010
CONSUMER STAPLES - 1.4%
Food Products - 1.4%
Archer Daniels Midland Co.	59,940	3,580,816
JBS SA	360,340	2,092,177
Lamb Weston Holdings, Inc.	14,340	928,372
The J.M. Smucker Co.	3,770	456,547
Tyson Foods, Inc. Class A	5,370	319,837
		7,377,749
ENERGY - 5.4%
Energy Equipment & Services - 0.8%
Archrock, Inc.	25,380	513,691
Bristow Group, Inc. (h)	2,000	69,380
DOF Group ASA (h)	184,500	1,531,534
Kodiak Gas Services, Inc.	59,490	1,725,210
Tidewater, Inc. (h)	2,560	183,782
		4,023,597
Oil, Gas & Consumable Fuels - 4.6%
Alliance Resource Partners LP	15,190	379,750
Antero Resources Corp. (h)	83,451	2,390,871
Canadian Natural Resources Ltd.	58,760	1,951,208
Cenovus Energy, Inc. (Canada)	162,830	2,723,365
Cheniere Energy, Inc.	1,929	346,911
Coal India Ltd.	42,400	258,173
CONSOL Energy, Inc.	700	73,255
Energy Transfer LP	132,904	2,133,109
Exxon Mobil Corp.	42,210	4,947,856
Keyera Corp. (i)	6,620	206,415
Mach Natural Resources LP	46,580	745,280
MEG Energy Corp.	52,760	991,261
Petroleo Brasileiro SA - Petrobras (ON)	32,820	236,585
Plains GP Holdings LP Class A	54,990	1,017,315
Shell PLC (London)	123,666	4,011,940
South Bow Corp.	1,300	28,116
Targa Resources Corp.	1,905	281,959
The Williams Companies, Inc.	6,625	302,431
Whitehaven Coal Ltd.	26,889	134,218
		23,160,018
TOTAL ENERGY		27,183,615
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.1%
GFL Environmental, Inc.	4,636	184,884
Republic Services, Inc.	808	162,279
Waste Connections, Inc. (United States)	915	163,620
		510,783
Construction & Engineering - 0.1%
Centuri Holdings, Inc. (i)	6,600	106,590
Ferrovial SE	2,887	123,983
Quanta Services, Inc.	223	66,487
		297,060
Electrical Equipment - 0.0%
Eaton Corp. PLC	363	120,313
GrafTech International Ltd. (h)	46,660	61,591
		181,904
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd.	887	75,874
CSX Corp.	2,319	80,075
Norfolk Southern Corp.	608	151,088
Union Pacific Corp.	554	136,550
		443,587
Transportation Infrastructure - 0.1%
Aena SME SA (b)	2,316	509,424
Beijing Capital International Airport Co. Ltd. (H Shares) (h)	95,557	35,647
Fraport AG Frankfurt Airport Services Worldwide (h)	1,830	101,955
Grupo Aeroportuario del Pacifico S.A.B. de CV sponsored ADR	583	101,454
		748,480
TOTAL INDUSTRIALS		2,181,814
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Arista Networks, Inc. (h)	64	24,564
Lumentum Holdings, Inc. (h)	1,238	78,464
		103,028
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (h)	578	51,390
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. (h)	440	72,195
Broadcom, Inc.	497	85,733
Marvell Technology, Inc.	763	55,028
NVIDIA Corp.	235	28,538
		241,494
TOTAL INFORMATION TECHNOLOGY		395,912
MATERIALS - 6.8%
Chemicals - 0.8%
CF Industries Holdings, Inc.	6,100	523,380
Corteva, Inc.	22,420	1,318,072
FMC Corp.	5,910	389,705
Nutrien Ltd.	26,450	1,271,016
OCI NV	10,500	298,981
		3,801,154
Construction Materials - 0.1%
Ultratech Cement Ltd.	3,200	450,767
Containers & Packaging - 0.2%
Billerud AB	23,040	264,297
International Paper Co.	700	34,195
Smurfit Westrock PLC	16,280	813,596
		1,112,088
Metals & Mining - 4.2%
Alamos Gold, Inc. Class A	41,540	827,759
Algoma Steel Group, Inc.	68,626	702,044
Anglo American Platinum Ltd.	8,713	313,432
Anglo American PLC (United Kingdom)	40,480	1,315,831
Arch Resources, Inc. Class A,	3,625	500,830
BHP Group Ltd. (London)	29,405	909,310
Champion Iron Ltd.	403,600	1,981,518
ERO Copper Corp. (h)	33,970	756,284
First Quantum Minerals Ltd.	141,325	1,926,898
Franco-Nevada Corp.	8,120	1,008,538
Impala Platinum Holdings Ltd.	120,180	673,050
Norsk Hydro ASA	5,500	35,530
Northam Platinum Holdings Ltd.	236,060	1,489,798
Reliance, Inc.	4,490	1,298,553
Sigma Lithium Corp. (h)	35,345	436,864
Sumitomo Metal Mining Co. Ltd.	7,410	222,377
Tata Steel Ltd.	395,400	795,449
Teck Resources Ltd. Class B (sub. vtg.)	65,760	3,434,720
Wheaton Precious Metals Corp.	45,530	2,780,715
		21,409,500
Paper & Forest Products - 1.5%
Interfor Corp. (h)	78,580	1,179,470
Mondi PLC	12	228
Stora Enso Oyj (R Shares)	77,770	995,551
Suzano SA	65,480	654,355
Svenska Cellulosa AB SCA (B Shares) (i)	62,760	914,285
UPM-Kymmene Corp.	77,070	2,579,719
West Fraser Timber Co. Ltd.	12,930	1,259,778
		7,583,386
TOTAL MATERIALS		34,356,895
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	840	195,350
Equinix, Inc.	205	181,964
Prologis, Inc.	857	108,222
Public Storage Operating Co.	258	93,878
Segro PLC	12,031	140,582
Ventas, Inc.	2,892	185,464
Welltower, Inc.	1,535	196,526
		1,101,986
UTILITIES - 0.4%
Electric Utilities - 0.3%
Constellation Energy Corp.	717	186,434
NextEra Energy, Inc.	7,077	598,219
Southern Co.	4,995	450,449
SSE PLC	2,544	64,045
		1,299,147
Multi-Utilities - 0.1%
National Grid PLC	23,298	322,048
Sempra	3,852	322,143
		644,191
TOTAL UTILITIES		1,943,338
TOTAL COMMON STOCKS (Cost $63,814,257)		75,153,319

Preferred Stocks - 2.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	39,123
RLJ Lodging Trust Series A, 1.95%	400	10,448
		49,571
Nonconvertible Preferred Stocks - 2.4%
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.:
Series C, CME Term SOFR 3 Month Index + 5.110% 7.00%(c)(d)	14,200	367,141
Series E, 6.50%(c)	17,400	440,220
Series F, 6.125%(c)	7,000	171,850
Series G, 7.75%(c)	16,000	398,400
Annaly Capital Management, Inc.:
Series F, CME Term SOFR 3 Month Index + 4.990% 6.95%(c)(d)	8,800	223,080
Series G, CME Term SOFR 3 Month Index + 4.430% 6.50%(c)(d)	23,000	579,140
Series I CME Term SOFR 3 Month Index + 4.980% 6.75%(c)(d)	8,600	218,698
Arbor Realty Trust, Inc.:
Series D, 6.375%	1,500	29,205
Series F, 6.25%(c)	13,000	252,460
Armour Residential REIT, Inc. Series C 7.00%	1,000	22,670
Chimera Investment Corp.:
CME Term SOFR 3 Month Index + 5.590% 10.9014%(c)(d)	5,000	121,400
Series B, CME Term SOFR 3 Month Index + 6.050% 11.3508%(c)(d)	11,587	286,894
Series C, 7.75%(c)	7,900	178,540
Dynex Capital, Inc. Series C 6.90% (c)	23,400	596,377
Ellington Financial LLC 6.75% (c)	2,000	49,660
PennyMac Mortgage Investment Trust:
6.75%	1,300	27,599
8.125%(c)	2,000	49,500
Rithm Capital Corp.:
3 month U.S. LIBOR + 5.640% 7.125%(c)(d)	6,200	158,348
3 month U.S. LIBOR + 5.802% 7.50%(c)(d)	14,700	373,821
Series C, 6.375%(c)	10,300	247,406
Series D, 7.00%(c)	2,700	65,529
Two Harbors Investment Corp.:
Series A, 8.125%(c)	6,938	172,826
Series B, 7.625%(c)	6,320	157,368
		5,188,132
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Agree Realty Corp. 4.25%	1,500	31,350
American Homes 4 Rent Series G, 5.875%	5,200	131,300
Armada Hoffler Properties, Inc. Series A 6.75%	6,000	153,540
Ashford Hospitality Trust, Inc.:
Series H, 7.50%	400	6,592
Series I, 7.50%	1,200	19,656
Cedar Realty Trust, Inc.:
7.25%	1,673	25,513
Series C, 6.50%	4,900	68,110
CTO Realty Growth, Inc. 6.375%	1,000	23,485
DiamondRock Hospitality Co. 8.25%	11,337	289,434
Digital Realty Trust, Inc.:
5.25%	5,800	140,549
Series L, 5.20%	12,700	301,625
Gladstone Commercial Corp.:
Series E 6.625%	3,600	82,332
Series G, 6.00%	18,200	385,658
Global Medical REIT, Inc. Series A, 7.50%	2,100	53,193
Global Net Lease, Inc.:
7.50%	16,700	403,305
Series A, 7.25%	9,300	213,435
Series B 6.875%	2,200	50,776
Series E, 7.375%	10,000	232,901
Healthcare Trust, Inc.:
7.125%	2,000	32,500
Series A 7.375%	4,200	70,014
Hudson Pacific Properties, Inc. Series C, 4.75%	18,100	254,486
Kimco Realty Corp.:
5.125%	11,600	279,096
Series M, 5.25%	16,500	412,665
National Storage Affiliates Trust Series A, 6.00%	200	4,960
Pebblebrook Hotel Trust:
6.375%	17,200	379,776
Series E 6.375%	8,700	190,617
Series F 6.30%	10,273	228,266
Series H, 5.70%	10,600	209,880
Public Storage Operating Co.:
4.00%	1,200	23,040
4.00%	2,300	44,850
Series F, 5.15%	3,200	80,320
Series G, 5.05%	6,000	148,680
Series M, 4.125%	1,000	20,200
Regency Centers Corp.:
5.875%	2,000	47,980
Series A, 6.25%	4,500	115,065
Rexford Industrial Realty, Inc.:
Series B, 5.875%	1,200	28,980
Series C, 5.625%	4,400	105,732
Saul Centers, Inc. Series D, 6.125%	1,300	30,181
SITE Centers Corp. 6.375%	5,500	133,265
Sotherly Hotels, Inc. Series C, 7.875%	1,700	30,515
Summit Hotel Properties, Inc.:
Series E, 6.25%	6,800	141,916
Series F, 5.875%	4,000	82,000
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	3,500	78,820
Series I, 5.70%	9,600	206,400
UMH Properties, Inc. Series D, 6.375%	3,900	93,951
Vornado Realty Trust Series L, 5.40%	1,000	18,820
		6,105,729
Real Estate Management & Development - 0.2%
Digitalbridge Group, Inc.:
Series H, 7.125%	12,830	328,576
Series I, 7.15%	13,800	354,108
Series J, 7.15%	12,600	323,064
		1,005,748
TOTAL REAL ESTATE		7,111,477

TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,299,609
TOTAL PREFERRED STOCKS (Cost $12,158,847)		12,349,180

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.1954% 12/16/28 (c)(d)(j) (Cost $4,855)	4,863	4,869

Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (k)	815,912	74,313,297
Fidelity Real Estate Equity Central Fund (k)	320,174	46,489,288
TOTAL EQUITY FUNDS (Cost $129,168,555)		120,802,585

Fixed-Income Funds - 24.9%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (k) (Cost $126,952,121)	1,288,026	126,007,599

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS 3 month U.S. LIBOR + 0.470% 6.0632% 12/28/35 (b)(c)(d)(f) (Cost $594,368)	500,000	0

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (l)	7,373,726	7,375,200
Fidelity Securities Lending Cash Central Fund 4.89% (l)(m)	966,850	966,947
TOTAL MONEY MARKET FUNDS (Cost $8,342,147)		8,342,147

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $511,075,930)	506,165,797
NET OTHER ASSETS (LIABILITIES) - 0.1%	314,524
NET ASSETS - 100.0%	506,480,321

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,628,468 or 3.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Level 3 security
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Non-income producing
(i)	Security or a portion of the security is on loan at period end.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	5,257,233	115,308,196	113,190,282	361,948	53	-	7,375,200	0.0%
Fidelity Commodity Strategy Central Fund	80,369,516	9,962,320	13,408,972	3,316,822	(3,277,600)	668,033	74,313,297	32.4%
Fidelity Floating Rate Central Fund	139,118,660	15,875,204	28,723,054	12,401,685	(423,317)	160,106	126,007,599	8.8%
Fidelity Real Estate Equity Central Fund	48,764,668	8,768,954	23,668,832	1,460,720	(36,258)	12,660,756	46,489,288	4.5%
Fidelity Securities Lending Cash Central Fund 4.89%	-	5,767,962	4,801,015	3,263	-	-	966,947	0.0%
Total	273,510,077	155,682,636	183,792,155	17,544,438	(3,737,122)	13,488,895	255,152,331

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	612,010	391,457	220,553	-
Consumer Staples	7,377,749	7,377,749	-	-
Energy	27,183,615	23,171,675	4,011,940	-
Financials	5,188,132	5,188,132	-	-
Industrials	2,181,814	2,181,814	-	-
Information Technology	395,912	395,912	-	-
Materials	34,356,895	32,469,725	1,887,170	-
Real Estate	8,263,034	8,213,463	49,571	-
Utilities	1,943,338	1,621,290	322,048	-

Corporate Bonds	19,941,748	104,076	19,837,672	-

U.S. Government and Government Agency Obligations	119,821,027	-	119,821,027	-

Asset-Backed Securities	2,814,387	-	2,814,386	1

Commercial Mortgage Securities	20,928,936	-	20,747,205	181,731

Bank Loan Obligations	4,869	-	4,869	-

Equity Funds	120,802,585	120,802,585	-	-

Fixed-Income Funds	126,007,599	126,007,599	-	-

Preferred Securities	-	-	-	-

Money Market Funds	8,342,147	8,342,147	-	-
Total Investments in Securities:	506,165,797	336,267,624	169,716,441	181,732
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value (including securities loaned of $918,903) - See accompanying schedule:
Unaffiliated issuers (cost $246,613,107)	$251,013,466
Fidelity Central Funds (cost $264,462,823)	255,152,331

Total Investment in Securities (cost $511,075,930)		$506,165,797
Cash		1,057
Foreign currency held at value (cost $48,135)		48,113
Receivable for investments sold		2,096,312
Receivable for fund shares sold		1,868,525
Dividends receivable		304,736
Interest receivable		615,248
Distributions receivable from Fidelity Central Funds		27,957
Prepaid expenses		647
Receivable from investment adviser for expense reductions		21,095
Other receivables		48
Total assets		511,149,535
Liabilities
Payable for investments purchased	$2,383,224
Payable for fund shares redeemed	874,548
Accrued management fee	279,317
Distribution and service plan fees payable	17,723
Other payables and accrued expenses	147,455
Collateral on securities loaned	966,947
Total liabilities		4,669,214
Net Assets		$506,480,321
Net Assets consist of:
Paid in capital		$804,543,729
Total accumulated earnings (loss)		(298,063,408)
Net Assets		$506,480,321

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($45,774,798 ÷ 5,241,853 shares)(a)		$8.73
Maximum offering price per share (100/96.00 of $8.73)		$9.09
Class M :
Net Asset Value and redemption price per share ($7,472,680 ÷ 854,795 shares)(a)		$8.74
Maximum offering price per share (100/96.00 of $8.74)		$9.10
Class C :
Net Asset Value and offering price per share ($8,029,434 ÷ 936,603 shares)(a)		$8.57
Strategic Real Return :
Net Asset Value, offering price and redemption price per share ($273,819,887 ÷ 31,175,676 shares)		$8.78
Class K6 :
Net Asset Value, offering price and redemption price per share ($107,717,170 ÷ 12,206,802 shares)		$8.82
Class I :
Net Asset Value, offering price and redemption price per share ($41,477,925 ÷ 4,735,461 shares)		$8.76
Class Z :
Net Asset Value, offering price and redemption price per share ($22,188,427 ÷ 2,530,824 shares)		$8.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends		$2,889,651
Interest		7,333,901
Income from Fidelity Central Funds (including $3,263 from security lending)		17,544,438
Total income		27,767,990
Expenses
Management fee	$3,135,300
Transfer agent fees	265,697
Distribution and service plan fees	231,914
Accounting fees	97,570
Custodian fees and expenses	60,660
Independent trustees' fees and expenses	1,453
Registration fees	117,420
Audit fees	118,830
Legal	1,276
Miscellaneous	2,492
Total expenses before reductions	4,032,612
Expense reductions	(487,006)
Total expenses after reductions		3,545,606
Net Investment income (loss)		24,222,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $558)	(3,541,410)
Fidelity Central Funds	(3,737,122)
Foreign currency transactions	(13,889)
Total net realized gain (loss)		(7,292,421)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $50,915)	21,900,640
Fidelity Central Funds	13,488,895
Assets and liabilities in foreign currencies	4,804
Total change in net unrealized appreciation (depreciation)		35,394,339
Net gain (loss)		28,101,918
Net increase (decrease) in net assets resulting from operations		$52,324,302
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,222,384	$32,743,073
Net realized gain (loss)	(7,292,421)	(57,410,545)
Change in net unrealized appreciation (depreciation)	35,394,339	68,181,545
Net increase (decrease) in net assets resulting from operations	52,324,302	43,514,073
Distributions to shareholders	(26,735,852)	(63,438,683)

Share transactions - net increase (decrease)	(63,313,396)	(297,827,803)
Total increase (decrease) in net assets	(37,724,946)	(317,752,413)

Net Assets
Beginning of period	544,205,267	861,957,680
End of period	$506,480,321	$544,205,267

Financial Highlights
Fidelity Advisor® Strategic Real Return Fund Class A

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.29	$8.53	$9.42	$8.07	$8.39
Income from Investment Operations
Net investment income (loss) A,B	.379	.358	.719	.568	.257
Net realized and unrealized gain (loss)	.475	.050	(1.078) C	.950	(.365)
Total from investment operations	.854	.408	(.359)	1.518	(.108)
Distributions from net investment income	(.414)	(.648)	(.531)	(.168)	(.212)
Total distributions	(.414)	(.648)	(.531)	(.168)	(.212)
Net asset value, end of period	$8.73	$8.29	$8.53	$9.42	$8.07
Total Return D,E	10.70%	4.93%	(4.09)% C	19.05%	(1.28)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.04%	1.05%	1.06%	1.11%	1.12%
Expenses net of fee waivers, if any	.95%	.95%	.96%	1.00%	1.00%
Expenses net of all reductions	.95%	.95%	.96%	1.00%	1.00%
Net investment income (loss)	4.53%	4.26%	7.81%	6.40%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$45,775	$54,548	$76,811	$37,357	$25,212
Portfolio turnover rate H	23%	29%	32%	13%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (4.12)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Strategic Real Return Fund Class M

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.30	$8.54	$9.43	$8.07	$8.39
Income from Investment Operations
Net investment income (loss) A,B	.379	.359	.721	.567	.257
Net realized and unrealized gain (loss)	.476	.050	(1.080) C	.960	(.365)
Total from investment operations	.855	.409	(.359)	1.527	(.108)
Distributions from net investment income	(.415)	(.649)	(.531)	(.167)	(.212)
Total distributions	(.415)	(.649)	(.531)	(.167)	(.212)
Net asset value, end of period	$8.74	$8.30	$8.54	$9.43	$8.07
Total Return D,E	10.70%	4.94%	(4.09)% C	19.17%	(1.28)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.05%	1.06%	1.06%	1.12%	1.14%
Expenses net of fee waivers, if any	.95%	.95%	.96%	1.00%	1.00%
Expenses net of all reductions	.95%	.95%	.96%	1.00%	1.00%
Net investment income (loss)	4.53%	4.26%	7.81%	6.40%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$7,473	$8,796	$11,557	$7,293	$6,141
Portfolio turnover rate H	23%	29%	32%	13%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (4.12)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Strategic Real Return Fund Class C

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.15	$8.39	$9.28	$7.95	$8.26
Income from Investment Operations
Net investment income (loss) A,B	.311	.290	.639	.491	.195
Net realized and unrealized gain (loss)	.459	.055	(1.057) C	.946	(.358)
Total from investment operations	.770	.345	(.418)	1.437	(.163)
Distributions from net investment income	(.350)	(.585)	(.472)	(.107)	(.147)
Total distributions	(.350)	(.585)	(.472)	(.107)	(.147)
Net asset value, end of period	$8.57	$8.15	$8.39	$9.28	$7.95
Total Return D,E	9.77%	4.22%	(4.78)% C	18.24%	(2.00)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.78%	1.80%	1.79%	1.88%	1.89%
Expenses net of fee waivers, if any	1.70%	1.70%	1.71%	1.75%	1.75%
Expenses net of all reductions	1.70%	1.70%	1.71%	1.75%	1.75%
Net investment income (loss)	3.78%	3.51%	7.07%	5.65%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$8,029	$10,720	$13,730	$4,549	$5,694
Portfolio turnover rate H	23%	29%	32%	13%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (4.81)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Strategic Real Return Fund

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.34	$8.58	$9.47	$8.10	$8.43
Income from Investment Operations
Net investment income (loss) A,B	.402	.382	.749	.593	.278
Net realized and unrealized gain (loss)	.474	.050	(1.087) C	.965	(.376)
Total from investment operations	.876	.432	(.338)	1.558	(.098)
Distributions from net investment income	(.436)	(.672)	(.552)	(.188)	(.232)
Total distributions	(.436)	(.672)	(.552)	(.188)	(.232)
Net asset value, end of period	$8.78	$8.34	$8.58	$9.47	$8.10
Total Return D	10.93%	5.21%	(3.85)% C	19.51%	(1.14)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.78%	.79%	.78%	.85%	.87%
Expenses net of fee waivers, if any	.70%	.70%	.71%	.75%	.75%
Expenses net of all reductions	.70%	.70%	.71%	.75%	.75%
Net investment income (loss)	4.78%	4.51%	8.06%	6.64%	3.47%
Supplemental Data
Net assets, end of period (000 omitted)	$273,820	$260,909	$387,040	$236,076	$158,896
Portfolio turnover rate G	23%	29%	32%	13%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.88)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Strategic Real Return Fund Class K6

Years ended September 30,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$8.37	$8.60	$9.48	$8.11	$8.34
Income from Investment Operations
Net investment income (loss) B,C	.420	.398	.760	.616	.281
Net realized and unrealized gain (loss)	.479	.054	(1.082) D	.948	(.352)
Total from investment operations	.899	.452	(.322)	1.564	(.071)
Distributions from net investment income	(.449)	(.682)	(.558)	(.194)	(.159)
Total distributions	(.449)	(.682)	(.558)	(.194)	(.159)
Net asset value, end of period	$8.82	$8.37	$8.60	$9.48	$8.11
Total Return E,F	11.18%	5.44%	(3.68)% D	19.57%	(.81)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64%	.65%	.66%	.69%	.71% I
Expenses net of fee waivers, if any	.51%	.51%	.52%	.56%	.56% I
Expenses net of all reductions	.51%	.51%	.52%	.56%	.56% I
Net investment income (loss)	4.97%	4.70%	8.25%	6.83%	3.66% I
Supplemental Data
Net assets, end of period (000 omitted)	$107,717	$101,688	$99,831	$20,606	$6,331
Portfolio turnover rate J	23%	29%	32%	13%	47%

AFor the period October 8, 2019 (commencement of sale of shares) through September 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.71)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Strategic Real Return Fund Class I

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.32	$8.55	$9.44	$8.08	$8.40
Income from Investment Operations
Net investment income (loss) A,B	.401	.381	.741	.594	.280
Net realized and unrealized gain (loss)	.474	.060	(1.079) C	.955	(.369)
Total from investment operations	.875	.441	(.338)	1.549	(.089)
Distributions from net investment income	(.435)	(.671)	(.552)	(.189)	(.231)
Total distributions	(.435)	(.671)	(.552)	(.189)	(.231)
Net asset value, end of period	$8.76	$8.32	$8.55	$9.44	$8.08
Total Return D	10.94%	5.33%	(3.86)% C	19.45%	(1.04)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.78%	.79%	.79%	.83%	.83%
Expenses net of fee waivers, if any	.70%	.70%	.71%	.75%	.75%
Expenses net of all reductions	.70%	.70%	.71%	.75%	.75%
Net investment income (loss)	4.78%	4.51%	8.07%	6.64%	3.47%
Supplemental Data
Net assets, end of period (000 omitted)	$41,478	$66,743	$185,361	$49,988	$26,872
Portfolio turnover rate G	23%	29%	32%	13%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.89)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Strategic Real Return Fund Class Z

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.32	$8.56	$9.45	$8.08	$8.40
Income from Investment Operations
Net investment income (loss) A,B	.408	.389	.755	.610	.282
Net realized and unrealized gain (loss)	.483	.051	(1.087) C	.952	(.365)
Total from investment operations	.891	.440	(.332)	1.562	(.083)
Distributions from net investment income	(.441)	(.680)	(.558)	(.192)	(.237)
Total distributions	(.441)	(.680)	(.558)	(.192)	(.237)
Net asset value, end of period	$8.77	$8.32	$8.56	$9.45	$8.08
Total Return D	11.14%	5.32%	(3.79)% C	19.61%	(.96)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69%	.69%	.70%	.73%	.74%
Expenses net of fee waivers, if any	.61%	.61%	.62%	.66%	.66%
Expenses net of all reductions	.61%	.61%	.62%	.66%	.66%
Net investment income (loss)	4.87%	4.60%	8.15%	6.73%	3.56%
Supplemental Data
Net assets, end of period (000 omitted)	$22,188	$40,802	$87,627	$56,997	$9,511
Portfolio turnover rate G	23%	29%	32%	13%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.82)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended September 30, 2024

1. Organization.
Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Real Return, Class K6, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,095,193
Gross unrealized depreciation	(30,899,374)
Net unrealized appreciation (depreciation)	$(5,804,181)
Tax Cost	$511,969,978

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$6,864,228
Capital loss carryforward	$(299,073,148)
Net unrealized appreciation (depreciation) on securities and other investments	$(5,803,575)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(29,401,957)
Long-term	(269,671,191)
Total capital loss carryforward	$(299,073,148)

The tax character of distributions paid was as follows:

	September 30, 2024	September 30, 2023
Ordinary Income	$26,735,852	$ 63,438,683

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Real Return Fund	87,430,862	140,394,170
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.73
Class C	.71
Strategic Real Return	.72
Class K6	.57
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.73
Class C	.71
Strategic Real Return	.70
Class K6	.57
Class I	.71
Class Z	.61

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .55%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	122,013	3,876
Class M	- %	.25%	19,805	-
Class C	.75%	.25%	90,096	10,969
			231,914	14,845
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	3,733
Class M	227
Class C A	35
3,995

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1592
Class M	.1668
Class C	.1457
Strategic Real Return	.1564
Class K6	.0100
Class I	.1469
Class Z	.0500

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K6 and Class Z. FIIOC received an asset-based fee of Class K6's and Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	34,147.16
Class M	5,793.17
Class C	6,054.15
Strategic Real Return	175,006.16
Class K6	4,120.01
Class I	33,631.14
Class Z	6,946.05
	265,697
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Strategic Real Return Fund	.0447

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Strategic Real Return Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Strategic Real Return Fund	1,039

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Strategic Real Return Fund	2,750,336	1,686,800	143,664
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Strategic Real Return Fund	885
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Strategic Real Return Fund	353	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.95%	44,627
Class M	.95%	8,027
Class C	1.70%	7,236
Strategic Real Return	.70%	215,569
Class K6	.51%	132,821
Class I	.70%	40,196
Class Z	.61%	20,875
		469,351

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,655.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2024	Year ended September 30, 2023
Fidelity Strategic Real Return Fund
Distributions to shareholders
Class A	$2,510,476	$5,546,458
Class M	407,512	857,201
Class C	411,406	940,471
Strategic Real Return	13,480,924	28,527,671
Class K6	5,251,921	8,017,562
Class I	2,944,588	13,013,562
Class Z	1,729,025	6,535,758
Total	$26,735,852	$63,438,683
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2024	Year ended September 30, 2023	Year ended September 30, 2024	Year ended September 30, 2023
Fidelity Strategic Real Return Fund
Class A
Shares sold	406,581	1,252,516	$3,392,714	$10,533,993
Reinvestment of distributions	299,610	657,984	2,463,070	5,466,958
Shares redeemed	(2,042,394)	(4,338,289)	(17,003,226)	(36,445,834)
Net increase (decrease)	(1,336,203)	(2,427,789)	$(11,147,442)	$(20,444,883)
Class M
Shares sold	27,288	185,722	$227,735	$1,570,072
Reinvestment of distributions	48,941	101,789	403,020	846,754
Shares redeemed	(280,890)	(581,471)	(2,342,432)	(4,893,760)
Net increase (decrease)	(204,661)	(293,960)	$(1,711,677)	$(2,476,934)
Class C
Shares sold	67,376	443,441	$549,443	$3,679,169
Reinvestment of distributions	50,514	114,692	407,771	937,586
Shares redeemed	(497,338)	(879,026)	(4,065,231)	(7,278,112)
Net increase (decrease)	(379,448)	(320,893)	$(3,108,017)	$(2,661,357)
Strategic Real Return
Shares sold	8,945,463	5,370,568	$75,090,924	$45,507,707
Reinvestment of distributions	1,463,305	3,058,582	12,112,895	25,543,645
Shares redeemed	(10,519,295)	(22,270,314)	(87,979,127)	(188,002,277)
Net increase (decrease)	(110,527)	(13,841,164)	$(775,308)	$(116,950,925)
Class K6
Shares sold	3,163,842	3,319,211	$26,702,288	$28,129,663
Reinvestment of distributions	631,597	956,923	5,251,921	8,017,562
Shares redeemed	(3,732,609)	(3,735,565)	(31,443,297)	(31,582,608)
Net increase (decrease)	62,830	540,569	$510,912	$4,564,617
Class I
Shares sold	2,506,316	5,829,914	$21,120,247	$49,442,614
Reinvestment of distributions	354,271	1,531,493	2,916,975	12,758,214
Shares redeemed	(6,150,817)	(21,008,384)	(51,394,364)	(177,141,314)
Net increase (decrease)	(3,290,230)	(13,646,977)	$(27,357,142)	$(114,940,486)
Class Z
Shares sold	654,545	1,838,169	$5,481,728	$15,494,846
Reinvestment of distributions	176,982	631,756	1,456,757	5,264,158
Shares redeemed	(3,203,677)	(7,803,449)	(26,663,207)	(65,676,839)
Net increase (decrease)	(2,372,150)	(5,333,524)	$(19,724,722)	$(44,917,835)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Strategic Real Return Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 13, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 17.93% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $22,572,382 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $21,299,777 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 0%, 2%, 5% and 5%; Class M designates 0%, 2%, 5% and 5%; Class C designates 0%, 2%, 8% and 6%; Strategic Real Return designates 0%, 2%, 5% and 5%; Class K6 designates 0%, 2%, 4%  and 4%; Class I designates 0%, 2%, 5% and 5%; and Class Z designates 0%, 2%, 5% and 5% of the dividends distributed in October 2023, December 2023, April 2024 and June 2024, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 0%, 4.85%, 13.84% and 13.08%; Class M designates 0%, 4.85%, 13.58% and 13.08%; Class C designates 0%, 5.59%, 19.99% and 15.67%; Strategic Real Return designates 0%, 4.62%, 12.41% and 12.44%; Class K6 designates 0%, 4.48%, 11.61% and 11.97%; Class I designates 0%, 4.66%, 12.41% and 12.44%; and Class Z designates 0%, 4.58%, 11.99% and 12.32% of the dividends distributed in October 2023, December 2023, April 2024 and June 2024, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 0%, 2.71%, 19.58% and 18.51%; Class M designates 0%, 2.71%, 19.21% and 18.51%; Class C designates 0%, 3.13%, 28.28% and 22.16%; Strategic Real Return 0%, 2.59%, 17.55% and 17.60%; Class K6 designates 0%, 2.51%, 16.42% and 16.94%; Class I designates 0%, 2.61%, 17.55% and 17.60%; and Class Z designates 0%, 2.57%, 16.97% and 17.43% of the dividends distributed in October 2023, December 2023, April 2024 and June 2024, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Strategic Real Return Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by Fidelity under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked above the competitive median of the similar sales load structure group for 2023 and above the competitive median of the total expense asset size peer group for 2023.
The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board noted that, although total expenses ranked above the total expense asset size peer group median, Fidelity believes the fees charged are reasonable for the overall value of services shareholders receive.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, the retail class, and Class K6 of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, 0.61%, 0.70%, and 0.51% through January 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based  on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the fund and through a discount determined based on both fund size and total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.814960.119
RRS-ANN-1124

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 21, 2024